INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
INVENTORY [Abstract]
Raw Materials	$ 10,268	$ 8,313
Work in Progress	649	1,350
Finished Goods	19,511	15,067
Total Production Inventory	30,428	24,730
Inventory held for customer service/warranty	2,294	2,313
Total Inventory	32,722	27,043
Cost of sales	104,376	29,255
Inventory included in cost of sales	99,856	27,180
Freight, warranty, and other direct costs included in costs of sales	4,520	2,075
Inventory impairment	$ 3,443	$ 2,020